Financial instruments and financial risk factors - Liabilities measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 23.2	$ 22.5
Quoted prices in active markets for identical assets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 23.2	$ 22.5